Stock-Based Compensation and Stock Purchase Plans - SAR Award Transactions under Stock-Based Employee Compensation Plans (Detail) (Stock Appreciation Rights (SARs) [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010
Stock Appreciation Rights (SARs) [Member]
SAR award transactions under stock-based employee compensation plans
Unvested Outstanding, shares, beginning balance	308,000
Granted, shares	707,202	0	0
Exercised, Share	(83,000)
Cancelled, Shares
Unvested Outstanding, shares, ending balance	932,202	308,000
SARs exercisable at end of the year, shares	74,997
Weighted-Average Exercise Price, beginning balance	$ 4.60
Weighted-Average Exercise Price, Granted	$ 5.12
Weighted-Average Exercise Price, Exercised	$ (4.60)
Weighted-Average Exercise Price, Cancelled
Weighted-Average Exercise Price, ending balance	$ 4.99	$ 4.60
SARs exercisable at end of the year, Weighted Average Exercise Price	$ 4.60	$ 4.60	$ 0.00
SARs outstanding, Weighted Average Remaining Contractual Life	4 years 2 months 12 days
SARs exercisable at end of the year, Weighted Average Remaining Contractual Life	3.5
SARs outstanding, Aggregate Intrinsic Value	$ 3,800
SARs exercisable at end of the year, Aggregate Intrinsic Value	$ 336,000